Schedule of Other-Than-Temporary Impairment Losses on Fixed Income Securities Included in Accumulated other Comprehensive Income (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Other Than Temporary Impairment Losses Included In Accumulated Other Comprehensive Income [Line Items]
Amount of other-than-temporary impairment losses included in accumulated other comprehensive income for fixed income securities, not included in earnings	$ (58)	$ (11,639)
Corporate
Other Than Temporary Impairment Losses Included In Accumulated Other Comprehensive Income [Line Items]
Amount of other-than-temporary impairment losses included in accumulated other comprehensive income for fixed income securities, not included in earnings		(1,567)
Residential mortgage-backed securities ("RMBS")
Other Than Temporary Impairment Losses Included In Accumulated Other Comprehensive Income [Line Items]
Amount of other-than-temporary impairment losses included in accumulated other comprehensive income for fixed income securities, not included in earnings	(58)	(7,522)
Commercial mortgage-backed securities ("CMBS")
Other Than Temporary Impairment Losses Included In Accumulated Other Comprehensive Income [Line Items]
Amount of other-than-temporary impairment losses included in accumulated other comprehensive income for fixed income securities, not included in earnings		$ (2,550)